Trade Payables and Other Current Liabilities	12 Months Ended
Dec. 31, 2018
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Trade Payables and Other Current Liabilities

NOTE 21: TRADE PAYABLES AND OTHER CURRENT LIABILITIES

(€’000)	As at 31 December,
	2018	2017
Total trade payables	5,916	4,800
Other current liabilities
Social security	314	306
Payroll accruals and taxes	1,351	947
Other current liabilities	1,024	1,029

Total other current liabilities	2,690	2,282

Trade payables are non-interest-bearing liabilities and are normally settled on a 90-day terms. Their increase is mainly attributable to clinical operations acceleration in the fourth quarter of 2018.

The Other current liabilities include the short-term debts to employees and social welfare and tax agencies.

No discounting was performed to the extent that the amounts do not present payments terms longer than one year at the end of each financial year presented.